Jointly Owned Plants (Tables)	12 Months Ended
Dec. 31, 2011
Jointly Owned Plants Disclosure [Abstract]
Summary of NRG's proportionate ownership interest in the company's jointly-owned facilities
The following table summarizes NRG's proportionate ownership interest in the Company's jointly-owned facilities:

As of December 31, 2011	Ownership Interest	Property, Plant & Equipment	Accumulated Depreciation	Construction in Progress
	(In millions unless otherwise stated)
South Texas Project Units 1 and 2, Bay City, TX	44.00%	$3,101	$(980)	$9
Big Cajun II Unit 3, New Roads, LA	58.00%	175	(75)	10
Cedar Bayou Unit 4, Baytown, TX	50.00%	213	(27)	1
Keystone, Shelocta, PA	3.70%	90	(27)	1
Conemaugh, New Florence, PA	3.72%	79	(30)	3